Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ (54,872)	¥ (72,188)